share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments $ / shares	Jun. 30, 2023 EquityInstruments $ / shares
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	2,627,925	2,627,925	2,755,300	2,755,300
Number of share options forfeited | EquityInstruments	(24,300)	(24,300)	(62,700)	(62,700)
Number of share options outstanding, end of period | EquityInstruments	2,199,850	2,199,850	2,199,850	2,199,850
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 22.08		$ 22.05
Weighted average share price of options forfeited | $ / shares	22.55		22.36
Weighted average share price of options outstanding, end of period | $ / shares	$ 22.21		$ 22.21
Weighted average remaining contractual life (years)			3 years 10 months 24 days	3 years 10 months 24 days
Number of options exercisable | EquityInstruments	1,850,250	1,850,250	1,850,250	1,850,250
Weighted average price at the date of exercise | $ / shares		$ 27.28		$ 27.26
Maximum
share-based compensation
Exercise period			7 years	7 years